CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (195,155,097)	$ (90,903,374)	$ 50,828,396
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	81,398,470	56,117,280	31,266,181
Loss on disposal of property, plant and equipment	1,991,098	1,223,163	194,243
(Gain) loss on change in fair value of derivatives	4,369,173	5,750,981	(1,656,928)
Investment loss	1,081,700		3,000,000
Equity in (loss) earnings of unconsolidated investees	1,969,306	41,163	(146,597)
Allowance for doubtful debts	43,611,217	23,156,857	3,046,100
Write-down of inventories	3,085,529	8,456,260	2,101,124
Provision for firm purchase commitment		10,610,410	1,562,002
Amortization of discount on debt	49,699	44,485	39,816
Share-based compensation	5,185,242	4,060,838	3,876,671
Changes in operating assets and liabilities:
Inventories	3,960,749	(28,798,943)	(103,637,355)
Accounts receivable	(6,983,739)	(103,748,565)	(5,704,039)
Amount due from related parties	9,904,520	(18,135,684)	(1,347,828)
Value added tax recoverable	2,303,949	28,508,062	(1,828,277)
Advances to suppliers	(17,898,461)	13,458,006	2,227,991
Other non-current assets	(24,406,669)	(9,257,048)	(5,826,029)
Accounts receivable, unbilled	46,425,858	(51,370,820)
Project assets	(300,679,763)	(37,133,068)
Prepaid expenses and other current assets	(70,614,891)	(2,969,210)	(6,424,395)
Accounts payable	56,238,301	52,435,834	18,096,208
Short-term notes payable	99,114,001	118,154,508	(96,011,517)
Other payables	36,910,195	20,699,554	10,979,862
Advances from customers	(46,127,125)	56,706,824	5,120,313
Amounts due to related parties	2,015,133	484,649	2,163,515
Accrued warranty costs	11,334,395	15,737,987	14,259,880
Provision for firm purchase commitment		(27,862,017)
Loss contingency accruals		27,862,017
Other current liabilities	59,188,516	(744,073)	18,875,491
Prepaid land use right	(4,760,904)	229,241	(454,803)
Liability for uncertain tax positions	2,502,791	840,611	755,414
Deferred taxes	48,851,188	(4,632,976)	(5,179,877)
Settlement of foreign currency derivatives	(2,623,318)	(8,898,838)	1,337,319
Net cash provided by (used in) operating activities	(147,758,937)	60,124,114	(58,487,119)
Investing activities:
Decrease (increase) in restricted cash	(243,137,142)	23,614,897	(987,019)
Payment to acquire subsidiaries		(6,104,823)
Investment in affiliates	(3,428,751)	(5,667,627)	(1,503,531)
Proceeds from disposal of investment	555,475		2,524,541
Purchase of property, plant and equipment	(60,481,021)	(205,419,189)	(134,314,791)
Proceeds from disposal of property, plant and equipment			291,846
Net cash used in investing activities	(306,491,439)	(193,576,742)	(133,988,954)
Financing activities:
Proceeds from short-term borrowings	791,596,176	1,808,463,199	917,514,400
Repayment of short-term borrowings	(692,071,052)	(1,721,463,494)	(695,513,690)
Proceeds from long-term borrowings	143,965,319	89,023,852	89,659,607
Sales of subsidiary shares to non-controlling interest			145,128
Capital contribution from non-controlling interest	4,426,535	467,720
Payment for repurchase of convertible notes	(1,000,000)
Proceeds from issuance of warrant	2,500,000
Proceeds from exercise of stock options	158,766	1,256,948	823,560
Net cash provided by financing activities	249,575,744	177,748,225	312,629,005
Effect of exchange rate changes	2,648,135	11,047,381	8,387,882
Net increase (decrease) in cash and cash equivalents	(202,026,497)	55,342,978	128,540,814
Cash and cash equivalents at the beginning of the year	343,994,679	288,651,701	160,110,887
Cash and cash equivalents at the end of the year	141,968,182	343,994,679	288,651,701
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	57,914,890	46,345,299	21,211,228
Income taxes paid	9,698,512	30,929,617	13,635,216
Supplemental schedule of non-cash activities:
Amounts due from disposal of subsidiaries or affiliates included in prepaid expenses and other current assets	715,934	714,182
Property, plant and equipment cost included in other payables	16,814,481	36,495,522	22,199,024
Module contribution in exchange for minority investment in associates	$ 15,874,847